Related Parties Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTIES TRANSACTIONS
NOTE 15:-	RELATED PARTIES TRANSACTIONS

Agreements with controlling shareholder and its affiliates:

The Company has in effect agreements with affiliated companies pursuant to which the Company has rendered services amounting to approximately $ 4,300, $ 3,000, and $ 5,615, in aggregate for the years ended December 31, 2019, 2020 and 2021, respectively and acquired services amounting to approximately $ 224, $ 788 and $ 2,639 for the years ended December 31, 2019, 2020 and 2021, respectively.

As of December 31, 2020 and 2021, the Company had trade and other receivables balances due to its related parties in amount of approximately $ 763 and $ 3,380, respectively. In addition, as of December 31, 2020 and 2021, the Company had trade payables balances due from its related parties in amount of approximately $ 130 and $ 708, respectively.